Other Gains and Losses, Net - Schedule of Other Gains And Losses Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Material income and expense [abstract]
Foreign exchange gain (loss)-net		$ 39,976	$ (104,365)	$ (77,439)
Gains on reversal of impairment loss of non-financial assets	$ 0	0	0	134,992
Other gains and losses, net	$ 1,349	$ 39,976	$ (104,365)	$ 57,553